Consolidated Statements of Shareholders' Equity (Deficit) Statement - USD ($) $ in Thousands	Total	Common Shares [Member]	Common Shares Including Additional Paid in Capital [Member]	Preferred Stock [Member]	AOCI [Member]	Accumulated Deficit [Member]	Preferred Stock Including Additional Paid in Capital
Shares, Issued, period start at Dec. 31, 2018		2,219,141		0
Total Shareholders' Equity, period start at Dec. 31, 2018	$ (5,607)		$ 183,524	$ 0	$ (1,816)	$ (187,315)
Payment of Obligations, Stock Issued During Period, Shares		479,500
Stock issued for payment of liabilities	531		531
Stock Issued During Period, Shares, New Issues		415,765
Stock Issued During Period, Value, New Issues	707		707
Stock Issued During Period, Shares, Related Party Interest Expense		410,158
Stock Issued During Period, Value, Related Party Interest Expense	529		529
Preferred Shares, Series B, shares				6,500,000
Preferred Shares issued, Series B	6,500			$ 6,500
Preferred Shares, Series C, shares				1,600,000
Preferred Shares issued, Series C, amount	1,600			$ 1,600
Preferred Stock Dividends, Shares				343,778
Dividends, Preferred Stock	344			$ 344
Issuance of common shares pursuant to the vesting of restricted stock units		131,541
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	0		0
Stock Issued During Period, Shares, Issued for Services		194,000
Stock Issued During Period, Value, Issued for Services	233		233
Share-based Compensation, Requisite Service Period Recognition	637		637
Other Comprehensive (Loss) Income	47				47
Net loss	$ (4,281)					(4,281)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0
Shares, Issued, period end at Dec. 31, 2019		3,850,105		8,443,778
Total Shareholders' Equity, period end at Dec. 31, 2019	$ 1,240		186,161	$ 8,444	(1,769)	(191,596)
Stock Issued During Period, Shares, New Issues		230,000
Stock Issued During Period, Value, New Issues	537		537
Issuance of common shares pursuant to the vesting of restricted stock units		20,420
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	0		0
Stock Issued During Period, Shares, Issued for Services		965,841
Stock Issued During Period, Value, Issued for Services	2,413		2,413
Share-based Compensation, Requisite Service Period Recognition	5		5
Other Comprehensive (Loss) Income	(22)				(22)
Net loss	(5,779)					(5,779)
Preferred Shares Issued				1,697,000
Preferred shares issued, amount	3,835						$ 3,835
Common shares issued upon conversion of preferred shares		785,000
Conversion of preferred shares	0		510
Preferred stock converted to common stock				(785,000)
Preferred stock converted to common stock value							$ (510)
Stock Issued During Period, Shares, Purchase of Assets		480,000
Stock Issued During Period, Value, Purchase of Assets	1,560		1,560
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,205,820
Stock Issued During Period, Value, Conversion of Convertible Securities	783		783
Issuance of stock options, settlement of liabilities	182		182
Shares Issued, Warrants Exercised		300,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 180		180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	30,000	30,000
Stock Issued During Period, Value, Stock Options Exercised	$ 75		75
Shares, Issued, period end at Dec. 31, 2020		7,867,186		9,355,778
Total Shareholders' Equity, period end at Dec. 31, 2020	$ 5,009		$ 192,406	$ 11,769	$ (1,791)	$ (197,375)